Long-Term and Other Short-Term Obligations - Summary of Long-term and Other Short-term Obligations (Parenthetical) (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended		6 Months Ended	12 Months Ended
	Jan. 13, 2022	Sep. 30, 2023	Mar. 13, 2022	Jun. 13, 2022	Jun. 30, 2023
Secured Overnight Financing Rate (SOFR)
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate	(0.10%)		0.15%	0.25%	1.00%
Base Rate
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate					2.25%
Borrowings | Secured Overnight Financing Rate (SOFR) | June 2027
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate		5.33%			5.16%
Borrowings | Base Rate
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate					1.75%
Borrowings | Base Rate | June 2027
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate		2.35%			2.35%
Notes Payable to Bank | April 2023
Debt Instrument [Line Items]
Debt instrument, periodic payment					$ 60
Maturity period					2023-04
Fixed interest rate					3.60%
Notes Payable to Bank | March 2024
Debt Instrument [Line Items]
Debt instrument, periodic payment		$ 61			$ 61
Maturity period		2024-03			2024-03
Fixed interest rate		2.75%			2.75%
Notes Payable to Bank | December 2022
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate					1.75%
Notes Payable to Bank | April 2026
Debt Instrument [Line Items]
Debt instrument, periodic payment		$ 61			$ 61
Maturity period		2026-04			2026-04
Fixed interest rate		7.50%			7.50%
Notes Payable to Bank | December 2027
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate		2.35%			2.35%
Notes Payable to Bank | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Debt instrument, periodic payment					$ 1,077
Notes Payable to Bank | London Interbank Offered Rate (LIBOR) | December 2022
Debt Instrument [Line Items]
Debt instrument, periodic payment					1,180
Notes Payable to Bank | Secured Overnight Financing Rate (SOFR) | June 2027
Debt Instrument [Line Items]
Debt instrument, periodic payment		$ 801			801
Notes Payable to Bank | Secured Overnight Financing Rate (SOFR) | December 2027
Debt Instrument [Line Items]
Debt instrument, periodic payment		$ 1,454			$ 1,454
Maturity period		2027-12			2027-12
Debt instrument, basis spread on variable rate		5.33%			5.16%
Equipment Term Loan | Secured Overnight Financing Rate (SOFR) | December 2026
Debt Instrument [Line Items]
Debt instrument, periodic payment		$ 250			$ 250
Debt instrument, basis spread on variable rate		5.33%			5.16%
Equipment Term Loan | Base Rate | December 2026
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate		2.35%			2.35%
Delayed Draw Term Loan
Debt Instrument [Line Items]
Debt instrument, periodic payment					$ 1,260
Debt instrument, basis spread on variable rate					1.75%
Delayed Draw Term Loan | December 2027
Debt Instrument [Line Items]
Debt instrument, periodic payment		$ 818			$ 818
Maturity period		2027-12
Delayed Draw Term Loan | Secured Overnight Financing Rate (SOFR) | December 2027
Debt Instrument [Line Items]
Maturity period					2027-12
Debt instrument, basis spread on variable rate		5.33%			5.16%
Delayed Draw Term Loan | Base Rate | December 2027
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate		2.35%			2.35%